Income Taxes (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Current Tax
Canada	(1)	10	(3)	22
United States	-	(4)	1	1
Total Current Tax Expense (Recovery)	(1)	6	(2)	23
Deferred Tax Expense (Recovery)	(177)	46	(656)	(790)
	(178)	52	(658)	(767)